Note 17 - Goodwill (Detail) - Activity in the balance of goodwill during the year ended December 31, 2011: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 29,571,982	$ 40,483,355	$ 40,483,355
Balance	29,571,982	40,483,355	40,483,355
China VAS & mobile game [Member]
Balance		17,740,558	17,740,558
Balance		17,740,558	17,740,558
Indonesia VAS [Member]
Balance		16,848,642	16,848,642
Balance		16,848,642	16,848,642
Media Content Unit [Member]
Balance		2,360,658	2,360,658
Balance		2,360,658	2,360,658
PC Game [Member]
Balance	3,533,497	3,533,497	3,533,497
Balance	$ 3,533,497	$ 3,533,497	$ 3,533,497